Other (expenses) income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other (expenses) income [Abstract]
Gain (loss) from the sale of subsidiaries (see Note 5)	$ 451	$ 279,744	$ 111,484
Recoveries of taxes paid in prior years, net of expenses for recovery	(11,145)	(16,595)	(3,919)
Cancellation of projects	(31,804)	(18,944)	(5,604)
Forgiveness of accounts receivable	(98,859)	0	0
Expenses related to the cancellation of the corporate building lease	(113,469)	0	0
Goodwill impairment (see Note 5)	0	(9,826)	0
Other, net	(2,399)	(472)	664
Other (expenses) income	$ (257,225)	$ 233,907	$ 102,625